Loan Credit Agreement (Details) (Loan Credit Agreement [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Loan Credit Agreement [Member]
Dividend rate	0.00%	0.00%
Risk-free rate	1.00%	2.50%
Expected life (years)	6 years 328 days	6 years 255 days
Expected volatility	27.00%	27.00%